Loans and borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Current
Stocking loans	£ 86,709	£ 32,477		£ 116,155
Mortgages	1,368
Lease liabilities	6,540	1,510		14,125
Total current	94,617	33,987		130,803
Non-Current
Mortgages	2,126
Lease liabilities	41,508	4,358		46,702
Total non-current	43,634	4,358		48,478
Total loans and borrowings	£ 138,251	£ 38,345		£ 179,281